Cover	Jun. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 28, 2021
Entity Registrant Name	JEFFERIES GROUP LLC
Entity Central Index Key	0001084580
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14947
Entity Tax Identification Number	95-4719745
Entity Address, Address Line One	520 Madison Avenue
Entity Address, State or Province	NY
Entity Address, City or Town	New York,
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	284-2550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
4.850% Senior Notes Due 2027
Document Information [Line Items]
Title of 12(b) Security	4.850% Senior Notes Due 2027
Trading Symbol	JEF /27A
Security Exchange Name	NYSE
5.125% Senior Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	5.125% Senior Notes Due 2023
Trading Symbol	JEF /23
Security Exchange Name	NYSE